Revenue - Classification (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue
Revenue from royalty, streams and working interests	$ 1,104.7	$ 1,219.0
Interest revenue (Note 7a, b and d)	8.3
Other interest income (Note 7c)	0.6
Total revenue	1,113.6	1,219.0
Labrador Iron Ore Royalty Corporation
Revenue
Dividend income	13.8	12.1
Revenue-based royalties
Revenue
Total revenue	440.1	380.0
Streams
Revenue
Total revenue	567.9	726.7
Profit-based royalties
Revenue
Total revenue	57.8	64.9
Interest revenue and other
Revenue
Total revenue	47.8	47.4
South America
Revenue
Total revenue	451.1	370.7
Central America & Mexico
Revenue
Total revenue	86.1	316.8
United States
Revenue
Total revenue	205.0	208.0
Canada
Revenue
Total revenue	192.8	177.1
Rest of World
Revenue
Total revenue	178.6	146.4
Mining
Revenue
Total revenue	1,113.6	1,219.0
Precious metals
Revenue
Revenue from royalty, streams and working interests	853.0	950.9
Gold
Revenue
Revenue from royalty, streams and working interests	706.9	784.4
Gain (loss) on provisional price adjustment	0.1	0.2
Silver
Revenue
Revenue from royalty, streams and working interests	117.8	126.7
Platinum group metals
Revenue
Revenue from royalty, streams and working interests	28.3	39.8
Gain (loss) on provisional price adjustment	0.0	0.1
Energy and other mining commodity
Revenue
Revenue from royalty, streams and working interests	1,104.7	1,219.0
Other mining
Revenue
Revenue from royalty, streams and working interests	58.7	60.4
Other mining assets
Revenue
Revenue from royalty, streams and working interests	8.2	13.2
Iron Ore
Revenue
Revenue from royalty, streams and working interests	50.5	47.2
Energy
Revenue
Revenue from royalty, streams and working interests	193.0	207.7
Oil
Revenue
Revenue from royalty, streams and working interests	128.6	134.9
Gas
Revenue
Revenue from royalty, streams and working interests	44.1	54.1
Natural gas liquids
Revenue
Revenue from royalty, streams and working interests	$ 20.3	$ 18.7